Short-Term Investments	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB
Variable-rate financial instruments	300,240	—

	300,240	—

Short-term investments include wealth management products with a variable interest rate indexed to performance of underlying assets, which are with an original maturity of less than 12 months. The Group accounted for it at fair value and recognized gain of RMB240 and RMB8,310 resulting from changes in fair value for the year ended December 31, 2022 and 2023, respectively.